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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment           [ ] Amendment Number: _________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:

   /s/ Robert L. Stillwell            Dallas, TX                August 15, 2011
----------------------------       ----------------            ----------------
  (Signature)                        (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1
Form 13F Information Table Entry Total:   20
Form 13F Information Table Value Total: 323,987  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number         Name
---    ---------------------        -------------------------------
1      28-12876                     TBP Investments Management, LLC

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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1              COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
----------------------------  ------------ --------- -------- ------------------------- ---------- -------- ----------------------
                                                                                                              VOTING  AUTHORITY
                                TITLE OF              VALUE   SHRS OR                   INVESTMENT   OTHER  ----------------------
   NAME OF ISSUER                CLASS      CUSIP     (X1000)  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
---------------------------- ------------- --------- -------- --------- ------ -------- ---------- -------- ------- --------- ----

APACHE CORP                  COM           037411105   18,387   149,016   SH      N/A     DEFINED      1        0     149,016   0
APPROACH RESOURCES INC       COM           03834A103    2,252    99,317   SH      N/A     DEFINED      1        0      99,317   0
BP PLC                       SPONSORED ADR 055622104   25,824   583,062   SH      N/A     DEFINED      1        0     583,062   0
CANADIAN NAT RES LTD         COM           136385101   12,000   286,680   SH      N/A     DEFINED      1        0     286,680   0
CHESAPEAKE ENERGY CORP       COM           165167107   30,708 1,034,284   SH      N/A     DEFINED      1        0   1,034,284   0
DAWSON GEOPHYSICAL CO        COM           239359102    8,642   253,062   SH      N/A     DEFINED      1        0     253,062   0
EOG RES INC                  COM           26875P101   20,179   193,006   SH      N/A     DEFINED      1        0     193,006   0
GASTAR EXPL LTD              COM NEW       367299203    4,124 1,202,214   SH      N/A     DEFINED      1        0   1,202,214   0
HALLIBURTON CO               COM           406216101   13,256   259,919   SH      N/A     DEFINED      1        0     259,919   0
HESS CORP                    COM           42809H107   11,532   154,254   SH      N/A     DEFINED      1        0     154,254   0
MCMORAN EXPLORATION CO       COM           582411104   20,898 1,130,833   SH      N/A     DEFINED      1        0   1,130,833   0
MURPHY OIL CORP              COM           626717102   11,874   180,837   SH      N/A     DEFINED      1        0     180,837   0
NATIONAL OILWELL VARCO INC   COM           637071101   16,271   208,040   SH      N/A     DEFINED      1        0     208,040   0
NOBLE CORPORATION BAAR       NAMEN -AKT    H5833N103   26,546   673,577   SH      N/A     DEFINED      1        0     673,577   0
OCCIDENTAL PETE CORP DEL     COM           674599105   12,394   119,125   SH      N/A     DEFINED      1        0     119,125   0
PLAINS EXPL& PRODTN CO       COM           726505100   22,310   585,257   SH      N/A     DEFINED      1        0     585,257   0
SANDRIDGE ENERGY INC         COM           80007P307   20,880 1,958,762   SH      N/A     DEFINED      1        0   1,958,762   0
SCHLUMBERGER LTD             COM           806857108   11,735   135,822   SH      N/A     DEFINED      1        0     135,822   0
SUNCOR ENERGY INC NEW        COM           867224107   13,471   344,538   SH      N/A     DEFINED      1        0     344,538   0
WEATHERFORD INTERNATIONAL LT REG SHS       H27013103   20,704 1,104,225   SH      N/A     DEFINED      1        0   1,104,225   0